2. Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Gross Value of property plant and equipment	$ 2,432	$ 2,432
Less: accumulated depreciation and amortization	(1,845)	2,327
Total property and equipment, net	587	920
Equipment
Gross Value of property plant and equipment	1,391	1,277
Software
Gross Value of property plant and equipment	737	737
Furniture and fixtures
Gross Value of property plant and equipment	124	124
Leasehold improvements
Gross Value of property plant and equipment	$ 180	$ 189